Fair Value Measurement	9 Months Ended
Feb. 28, 2026
Fair Value Measurement
Fair Value Measurement

Note 9. Fair Value Measurement

The following table provides information by level for assets and liabilities that are measured at fair value on a recurring basis.

(in thousands)	February 28, 2026	May 31, 2025	level
Assets:
Cash	$13,591	$534	Level 1
Money market funds	2,064	11,369	Level 1

Liabilities:
Common stock	$(12,245)	$—	Level 1

Our investments in money market funds, and common stock are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.